Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share Presented In the Unaudited Condensed Consolidated Statement of Operations - USD ($)		3 Months Ended						9 Months Ended		10 Months Ended	12 Months Ended
		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Net income		$ 290,145	$ (153,546)	$ 1,120,611	$ 731,121	$ (208,826)	$ (5,010)	$ 1,257,210	$ 517,286	$ (3,559)	$ 1,233,352
Accretion of common stock to redemption value	[1]	(679,973)			(27,171,067)			(3,016,544)	(27,171,067)
Net loss including accretion of common stock to redemption value		$ (389,828)			$ (26,439,946)			$ (1,759,334)	$ (26,653,781)	$ 3,559	$ 28,154,705

[1]	Accretion amount includes fees deposited into the Trust Account to extend the time for the Company to complete the Business Combination and franchise and income taxes paid out of the Trust Account.